SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SIGNIFICANT OF SEGMENT EXPENSES AND OTHER SEGMENT ITEMS

Significant segment expenses include salaries and payroll, legal fees, stock based compensation, audit costs, contract services, rent, and other administrative expenses. The measurement of segment assets is reported on the consolidated balance sheets as total assets. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM.

	For the Three Months Ended September 30, 2025	For the Three Months Ended September 30, 2024	For the Nine months Ended September 30, 2025	For the Nine months Ended September 30, 2024

Revenues	$-	$-	$-	$-
Cost of Goods Sold	-	-	-	-
Gross Profit	-	-	-	-

Operating Expenses
Salaries and Payroll Expenses	182,000	170,000	542,000	284,000
Legal Fees	6,375	29,119	20,124	233,080
Stock-based compensation	1,150,000	339,881	1,752,000	927,961
Investors Relations	1,597	17,979	126,975	42,665
Audit Costs	8,750	14,230	178,000	41,730
Contract Services	139,752	172,400	336,057	264,571
Rent	4,941	4,603	14,729	13,747
Other operating expenses	286,820	63,540	483,456	140,733
Total Operating Expenses	1,780,235	811,752	3,453,341	1,948,487
Loss (Income) from Operations	(1,780,235)	(811,752)	(3,453,341)	(1,948,487)
Interest Income and Other (Expenses), net	(15,243)	-	(21,190)	328
Net loss before Income Tax	$(1,795,478)	$(811,752)	$(3,474,531)	$(1,948,159)

Significant segment expenses include salaries and payroll, legal fees, stock based compensation, audit costs, contract services, rent, and other administrative expenses. The measurement of segment assets is reported on the consolidated balance sheets as total assets. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM.

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Revenues	$-	$-
Cost of Goods Sold	-	-
Gross Profit	-	-

Operating Expenses
Salaries and Payroll Expenses	459,580	152,700
Legal Fees	278,248	193,945
Stock-based compensation	1,246,182	378,559
Audit Costs	48,730	42,500
Contract Services	401,166	-
Rent	19,261	17,186
Other operating expenses	305,564	142,836
Total Operating Expenses	2,758,731	927,726
Loss (Income) from Operations	(2,758,731)	(927,726)
Interest Income and Other (Expenses), net	1,044	7,308
Net loss before Income Tax	$(2,757,687)	$(920,418)